Property, Plant And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Property, Plant And Equipment
4. PROPERTY, PLANT AND EQUIPMENT

In thousands of euro	Land and buildings	Plant and equipment	Fixtures and fittings	Motor vehicles	Assets under construction	Total
Cost	156,507	40,685	6,730	811	21,614	226,347
Depreciation and impairment	(17,037)	(16,263)	(2,397)	(361)	—	(36,058)

Net book value at September 30, 2021	139,470	24,422	4,333	450	21,614	190,289

Cost	93,716	25,953	5,691	602	5,142	131,104
Depreciation and impairment	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)

Net book value at December 31, 2020	87,269	15,632	4,293	383	5,142	112,719

Land and buildings comprise
right-of-use
assets of properties for EUR 136,942,100 as of September 30, 2021 and EUR 87,016,038 as of December 31, 2020. Assets under construction comprise leasehold improvements under construction for EUR 16,619,037 as of September 30, 2021, and EUR 3,290,786 as of December 31, 2020.
Additions during the period include increase in
right-of-use
assets related to new leases for EUR 60,409,238, acquisition of plant and equipment for EUR 12,093,572 and EUR 14,244,077 increase in leasehold improvements under construction. New leases consist mainly of offices and workshop spaces leases in the UK and Spain. In addition, 3 leases have been cancelled. The right-of-use
asset cancelled amounted to EUR 3,388,226 resulting in a gain from the cancelation of EUR 1,146,251.
Additions during the nine months period ended September 30, 2020, include increase in right-of-use
assets related to new leases for EUR 33,874,159 and acquisition of plant and equipment for EUR 5,920,028.
Depreciation of property plant and equipment, for the nine months periods ending September 30, 2021, and September 30, 2020, was EUR 15,618,423 and EUR 8,252,241.
Depreciation of property plant and equipment, for the three months periods ending September 30, 2021. and September 30, 2020, was EUR 5,551,073 and EUR 3,220,256.
Impairments recorded during the nine months periods are related exclusively to right-of-use
assets and amounted to EUR 1,918,000 (2020: nil).
Impairments recorded during the three months periods ending September 30, 2021 and September 30, 2020 amounted to EUR nil and EUR (2020: nil).
Foreign exchange differences for the nine months periods related to the translation of foreign operations amounted to EUR 5,023,373 (2020: EUR (3,709,503)) and are due primarily to the fluctuation of the GPB against EUR for EUR 3,128,516 (2020: EUR (2,733,608)).
Foreign exchange differences for the three months periods ending September 30, 2021, and September 30, 2020, were EUR (90,226) and EUR (972,830).

7. PROPERTY, PLANT AND EQUIPMENT

In thousands of euro	Land and Buildings*	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction**	TOTAL
Cost
At January 1, 2020	23,945	16,268	3,536	116	1,533	45,398
Additions	50,491	10,541	2,460	83	3,731	67,306
Disposals	—	(157)	(231)	—	—	(388)
Modification of lease***	24,506	—	—	—	—	24,506
Additions through business combinations under common control	—	139	131	392	—	662
Transfers	(1,812)					(1,812)
Additions through business combinations	165	735	4	10	—	914
Foreign exchange differences	(3,579)	(1,573)	(209)	1	(122)	(5,482)

At December 31, 2020	93,716	25,953	5,691	602	5,142	131,104

Depreciation/impairment
At January 1, 2020	(3,549)	(5,984)	(864)	(54)	—	(10,451)
Additions through business combinations under common control	—	(59)	(25)	(95)	—	(179)
Depreciation	(6,157)	(4,984)	(788)	(72)	—	(12,001)
Modification of lease***	1,114					1,114
Transfers	1,812					1,812
Impairment	—	(25)	—	—	—	(25)
Disposal	—	157	225	—	—	382
Foreign exchange differences	333	574	54	2	—	963

At December 31, 2020	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)

Net book Value
At January 1, 2020	20,396	10,284	2,672	62	1,533	34,947

At December 31, 2020	87,269	15,632	4,293	383	5,142	112,719

Cost
At January 1, 2019	—	8,270	1,029	78	1,475	10,852
Recognition of right-of-use asset on initial application of IFRS 16	6,027	—	—	—	—	6,027
Additions	14,732	4,335	2,135	19	—	21,221
Disposals	—	(3,199)	(33)	(188)	(17)	(3,437)
Modification of lease	22	—	—	—	—	22

In thousands of euro	Land and Buildings*	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction**	TOTAL
Additions through business combinations under common control	2,584	5,989	276	189	—	9,038
Foreign exchange differences	580	873	129	18	75	1,675

At December 31, 2019	23,945	16,268	3,536	116	1,533	45,398

Depreciation/impairment
At January 1, 2019	—	(2,513)	(339)	(28)	—	(2,880)
Recognition of right-of-use asset on ini t ial application of IFRS 16	(981)	—	—	—	—	(981)
Additions through business combinations under common control	(251)	(1,547)	(53)	(169)	—	(2,020)
Depreciation	(2,267)	(2,606)	(465)	(39)	—	(5,377)
Modification of lease	42	—	—	—	—	42
Disposal	—	981	26	188	—	1,195
Foreign exchange differences	(92)	(299)	(33)	(6)	—	(430)

At December 31, 2019	(3,549)	(5,984)	(864)	(54)	—	(10,451)

Net book Value
At January 1, 2019	—	5,757	690	50	1,475	7,972

At December 31, 2019	20,396	10,284	2,672	62	1,533	34,947

In thousands of euro	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL
Cost
At January 1, 2018	5,249	774	41	1,841	7,905
Additions	1,769	264	37	1,112	3,182
Reclassification	1,466	—	—	(1,466)	—
Foreign exchange differences	(214)	(9)	—	(12)	(235)

At December 31, 2018	8,270	1,029	78	1,475	10,852

In thousands of euro	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL
Depreciation/impairment
At January 1, 2018	(660)	(110)	(15)	—	(785)
Depreciation	(1,927)	(232)	(13)	—	(2,172)
Reclassification	—	—	—	—	—
Impairment	—	—	—	—	—
Foreign exchange differences	74	3	—	—	77

At December 31, 2018	(2,513)	(339)	(28)	—	(2,880)

*
Land and Building comprise of leased buildings and leasehold improvements. The cost of leased buildings amounts to EUR 93,575 (2019: EUR 23,945) and the accumulated depreciation is EUR 6,559 (2019: 3,549).

**	Assets under construction classified under property, plant and equipment are assets bought and/or lease hold improvements that are not ready for use.
***
During 2020, the Group has entered a number of new leases and amended several existing agreements. The Group has entered into 4 material lease agreements in the USA which have a right of use of asset of EUR 23,770. In addition, the Group has leased office and factory buildings in the UK of total right of use value of EUR 24,683. Due to the growth the Group, we have renegotiated several of the existing lease agreements, which resulted in obtaining better terms and at the same time extent the period of the lease terms. The total modification of the lease amounted to EUR 24,506.